RISKS ASSOCIATED WITH TORM'S ACTIVITIES - Changes in the bunker price (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
RISKS ASSOCIATED WITH TORM'S ACTIVITIES
Percentage of reasonably possible increase in bunker prices	10.00%
Changes in profit/loss before tax for the following year	$ (22.1)	$ (22.6)	$ (22.0)
Changes in equity for the following year	$ (22.1)	$ (22.6)	$ (22.0)